SHARE CAPITAL - Disclosure of detailed information about number and weighted average exercise prices of restricted share units (Details) - Share	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Balance	978,350	721,554
Granted	300,000	587,500
Settled	(305,690)	(270,704)
Forfeited	(75,000)	(60,000)
Balance	897,660	978,350